TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Tax Provisions to the Domestic and Effective Tax Rate
A reconciliation of the theoretical tax expense assuming all income is taxed at the statutory rate to taxes on income (tax benefit) as reported in the statements of income:

	Year ended December 31,
	2019	2018	2017
Income (loss) before taxes on income (tax benefit) as reported in the statements of income	$1,527	$(5,732)	$4,939

Statutory tax rate in Israel	23%	23%	24%

Theoretical taxes on income (tax benefit)	$351	$(1,318)	$1,185

Increase (decrease) in taxes on income resulting from:
Tax adjustment for foreign subsidiaries subject to a different tax rate	(26)	(9)	518
Reduced tax rate on income derived from "Preferred Enterprises" plans	305	421	(111)
Earnings from foreign subsidiaries (1)	91	(338)	371
Valuation allowance for exchange rates differences on deferred taxes not recorded on capital losses	(125)	(42)	8
Change in tax rate	-	-	414
Tax in respect of prior years	-	(481)	7
Temporary differences for which no deferred taxes were recorded	(55)	8	-
Permanent differences	55	245	(104)
Other adjustments	(7)	50	45
Taxes on income as reported in the statements of income	$589	$(1,464)	$2,333

(1)
During 2019, 2018 and 2017, the Company recorded an accrual that related to a tax liability due to actual distribution of earnings from foreign subsidiaries of the Company and due to the possibility of future distribution of earnings from such foreign subsidiaries.

Schedule of Income (Loss) from Continuing Operations Before Income Tax Domestic and Foreign

Income (loss) before taxes on income (tax benefit) is comprised as follows:

	Year ended December 31,
	2019	2018	2017

Domestic (Israel)	$(2,586)	$(5,261)	$1,337
Foreign (United States)	4,113	(471)	3,602

	$1,527	$(5,732)	$4,939

Schedule of Components of Income Tax Provision
Taxes on income (tax benefit) included in the statements of income:

	Year ended December 31,
	2019	2018	2017
Current:
Domestic (Israel)	$-	$-	$431
Foreign (United States)	139	(881)	1,937

	139	(881)	2,368
Deferred:
Domestic (Israel)	(355)	(813)	210
Foreign (United States)	805	711	(252)

	450	(102)	(42)
Previous years:
Foreign (United States)	-	(481)	7

	-	(481)	7

	$589	$(1,464)	$2,333

Schedule of Deferred Tax Assets and Liabilities
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of TAT's deferred tax liabilities and assets are as follows:

	December 31,
	2019	2018
Deferred tax assets:
Provision for doubtful accounts	$67	$59
Provisions for employee benefits	470	267
Inventory	964	975
Intangible assets	42	100
Capital tax losses carryforward	3,500	3,375
Net operating losses carryforward	1,669	1,102
Other	96	288
Deferred tax assets, before valuation allowance	$6,808	$6,166
Valuation allowance	(3,500)	(3,375)
Deferred tax assets, net	$3,308	$2,791

Deferred tax liabilities:
Property, plant and equipment and intangible assets	(2,159)	(2,085)
Earnings from foreign subsidiaries (1)	(1,953)	(1,862)
Other temporary differences deferred tax liabilities	(68)	(166)
Deferred tax liabilities	$(4,180)	$(4,113)

Net	$(872)	$(1,322)

(1)	The Company record an accrual that related to a deferred tax liability due to the possibility of future distribution of earnings from foreign subsidiaries of the Company.

Schedule of changes in valuation allowance for deferred tax assets
The following table summarizes the changes in the valuation allowance for deferred tax assets:

Balance, December 31, 2016	3,409
Additions during the year	8
Balance, December 31,2017	3,417
Deductions during the year	(42)
Balance, December 31,2018	$3,375
Additions during the year	125
Balance, December 31,2019	$3,500